Taxes - Operating taxes and levies - Income statement components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Territorial Economic Contribution, IFER and similar taxes	€ (758)	€ (820)	€ (817)
Spectrum fees	(329)	(309)	(304)
Levies on telecommunication services	(276)	(286)	(296)
Other operating taxes and levies	(465)	(425)	(429)
Total	€ (1,827)	€ (1,840)	€ (1,846)